CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Change in Operating Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Change in Operating Liabilities [Abstract]
Change in deposits from banks	£ 515	£ 13,415	£ (654)
Change in customer deposits	(322)	2,913	(3,690)
Change in debt securities in issue	18,579	(3,600)	(6,552)
Change in derivative financial instruments and liabilities at fair value through profit or loss	(24,606)	(12,481)	11,265
Change in investment contract liabilities	(1,594)	(4,665)	(2,665)
Change in other operating liabilities	(1,245)	136	(363)
Change in operating liabilities	£ (8,673)	£ (4,282)	£ (2,659)